ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Basis of accounting
Basis of accounting
These unaudited interim condensed consolidated financial statements are prepared in accordance with U.S. GAAP. These unaudited interim condensed consolidated financial statements include the assets and liabilities of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.

Recently issued accounting standards
Accounting Standards Updates, not yet adopted
In February 2016, the Financial Accounting Standards Board ("FASB") issued ASU No. 2016-02, Leases (ASC 842), which requires lessees to recognize most leases on their balance sheet. This is expected to increase both reported assets and liabilities. For public companies, the standard will be effective for the first interim reporting period within annual periods beginning after December 15, 2018, although early adoption is permitted. Lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first apply the new guidance, using a modified retrospective transition method. The requirements of this standard include a significant increase in required disclosures.

Also, in July 2018, the FASB issued ASU 2018-11, Leases (ASC 842), which updates requirements related to transition relief on comparative reporting at adoption and separating components of a contract for lessors. This update provides another transition method in addition to the existing transition method by allowing entities to initially apply the new leases standard at the adoption date (January 1, 2019, for calendar year-end public business entities) and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. In addition, this update provides lessors with a practical expedient, by class of underlying asset, to not separate nonlease components from the associated lease component and, instead, to account for those components as a single component if the nonlease components otherwise would be accounted for under the new revenue guidance (ASC 606) and both of the following are met: (1) the timing and pattern of transfer of the nonlease components and associated lease component are the same; and (2) the lease component, if accounted for separately, would be classified as an operating lease. If lease and nonlease components are aggregated under this practical expedient, a lessor would account for the combined component as follows: if the nonlease components associated with the lease component are the predominant component of the combined component, an entity is required to account for the combined component in accordance with the new revenue guidance; otherwise, the entity must account for the combined component as an operating lease in accordance with the new leases guidance. If elected, the practical expedient will need to be applied consistently as an accounting policy by class of underlying asset. Additional disclosures are also required. For entities that have not adopted ASC 842 before the issuance of this update, the effective date and transition requirements for the amendments in this update related to separating components of a contract are the same as the effective date and transition requirements in ASU 2016-02. We are analyzing the impact of the adoption of ASC 842 on our consolidated financial statements, including assessing changes that might be necessary to information technology systems, processes and internal controls to capture new data and address changes in financial reporting. We expect that we will recognize increases in reported amounts for property, plant and equipment and related lease liabilities upon adoption of the new standard.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which revises guidance for the accounting for credit losses on financial instruments within its scope. The new standard introduces an approach, based on expected losses, to estimate credit losses on certain types of financial instruments and modifies the impairment model for available-for-sale debt securities. The guidance will be effective January 1, 2020, with early adoption permitted. Entities are required to apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. We are in the process of evaluating the impact of this standard update on our consolidated financial statements and related disclosures.

Accounting Standards Updates, recently adopted

Revenue Recognition
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers ("ASC 606"), which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. Under ASC 606, an entity is required to perform the following five steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations of the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfied a performance obligation. Additionally, the guidance requires improved disclosures as to the nature, amount, timing and uncertainty of revenue that is recognized.
Our shipping revenues are primarily generated from time charters and voyage charters. In a time charter voyage, the vessel is hired by the charterer for a specified period of time in exchange for consideration which is based on a daily hire rate. The charterer has the full discretion over the ports visited, shipping routes and vessel speed. The contract/charter party generally provides typical warranties regarding the speed and performance of the vessel. The charter party generally has some owner protective restrictions such that the vessel is sent only to safe ports by the charterer and carries only lawful or non hazardous cargo. In a time charter contract, we are responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubes. The charterer bears the voyage related costs such as bunker expenses, port charges, canal tools during the hire period. The performance obligations in a time charter contract are satisfied over term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to us. The charterer generally pays the charter hire in advance of the upcoming contract period. The time charter contracts are considered operating leases and therefore do not fall under the scope of ASC 606 because (i) the vessel is an identifiable asset (ii) we do not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. Time charter contracts continue to be accounted as operating leases in accordance with ASC 840 Leases and related interpretations and the implementation of the new revenue standard therefore did not have an effect on income recognition from such contracts.
In a voyage charter contract, which we consider in scope of ASC 606, the charterer hires the vessel to transport a specific agreed-upon cargo for a single voyage. The consideration in such a contract is determined on the basis of a freight rate per metric ton of cargo carried or occasionally on a lump sum basis. The charterer is responsible for any short loading of cargo or "dead" freight. The voyage charter party generally has standard payment terms of 90/95% freight paid within three days after completion of loading. The voyage charter party generally has a "demurrage" or "despatch" clause. As per this clause, the charterer reimburses us for any potential delays exceeding the allowed laytime as per the charter party clause at the ports visited, which is recorded as demurrage revenue. Conversely, the charterer is given credit if the loading/discharging activities happen within the allowed laytime, which is despatch resulting in a reduction in revenue. Estimates and judgments are required in ascertaining the most likely outcome of a particular voyage and actual outcomes may differ from estimates. In a voyage charter contract, the performance obligations begin to be satisfied once the vessel begins loading the cargo.
We have determined that our voyage charter contracts consist of a single performance obligation of transporting the cargo within a specified time period. Therefore, the performance obligation is met evenly as the voyage progresses, and the revenue is recognized on a straight line basis over the voyage days from the commencement of loading to completion of discharge.
The voyage charters generally have variable consideration in the form of demurrage or despatch, which is recognized as we satisfy the performance obligations under the contract.
Other revenues primarily comprise income earned from the commercial management of related party vessels. Other revenues are recognized on an accruals basis as the services are provided and performance obligations are met and as such there has been no change in the pattern of revenue recognition under ASC 606.
The new guidance also specifies revised treatment for certain contract related costs, being either incremental costs to obtain a contract, or cost to fulfill a contract. Under the new guidance, an entity shall recognize as an asset the incremental costs of obtaining a contract with a customer if the entity expects to recover those costs. The guidance also provides a practical expedient whereby an entity may recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less. Cost to fulfill a contract must be capitalized if they meet certain criteria.
In a voyage contract, the Company bears all voyage related costs such as fuel costs, port charges and canal tolls. These costs are considered contract fulfillment costs because the costs are direct costs related to the performance of the contract and are expected to be recovered. The costs incurred during the period prior to commencement of loading the cargo, primarily bunkers, are deferred as they represent setup costs and recorded as a current asset and are subsequently amortized on a straight-line basis as we satisfy the performance obligations under the contract.
We adopted the provisions of ASC 606 on January 1, 2018 using the modified retrospective approach. As such, the comparative information has not been restated and continues to be reported under the accounting standards in effect for periods prior to January 1, 2018. Under the modified retrospective approach, we recognized the cumulative effect of adopting this standard as a net adjustment amounting to $5.7 million to increase the opening balance of Accumulated Deficit as of January 1, 2018.
Contract assets with regards to voyage revenues are reported as "Voyages in progress" as the performance obligation is satisfied over time. When voyage revenues become billable, the receivable is recognized as "Trade accounts receivable, net". If at the reporting period the billable amount under the charter party exceeds the accrued revenue for a specific ongoing voyage, such an amount, or contract liability, would be recognized as deferred charter revenue under other current liabilities.
ASC 606 has been applied to those contracts that were not completed at the date of initial application. The cumulative effect of the adjustments made to our condensed consolidated statement position at January 1, 2018 from the adoption of ASC 606 was as follows:
Condensed Consolidated Balance Sheet

(in thousands of $)	December 31, 2017	Adjustments for ASC 606	January 1, 2018
Assets
Voyages in progress	9,062	(5,324)	3,738
Other current assets (1)	25,437	2,554	27,991
Liabilities
Other current liabilities (2)	32,089	2,928	35,017
Stockholders' equity
Accumulated deficit	(351,903)	(5,698)	(357,601)
(1) Under ASC 606, the contract fulfillment costs are deferred as a current asset and amortized as the related performance obligations are satisfied. The adjustment to other current assets consists of primarily bunker expenses incurred to arrive at the load port for the voyages in progress as of January 1, 2018, and which were expensed in the first quarter of 2018.
(2) Under ASC 606, the adjustment under other current liabilities represents deferred charter revenue for consideration received or billed for undelivered performance obligations. As of January 1, 2018, we recorded a total adjustment of $8.3 million as unearned revenue related to ongoing voyages at period end, whereof $5.3 million and $2.9 million was credited to voyages in progress and other current liabilities, respectively. We recognized this revenue in the first quarter of 2018 as the performance obligations are met.

The impact of the adoption of ASC 606 on our condensed consolidated balance sheets, condensed consolidated income statements of operations and condensed consolidated statements of cash flow for the six-month period ending June 30, 2018 were as follows:
Condensed Consolidated Balance Sheet

	As of June 30, 2018
(in thousands of $)	As Reported	Adjustments for ASC 606	Balance without ASC 606
Assets
Voyages in progress	3,155	6,593	9,748
Other current assets	29,983	(3,962)	26,021
Liabilities
Other current liabilities	30,427	(2,337)	28,090
Stockholders' equity
Accumulated deficit	(326,615)	4,968	(321,647)

Condensed Consolidated Statements of Operations

	For the six months ended June 30, 2018
(in thousands of $)	As Reported	Adjustments for ASC 606	Balance without ASC 606
Voyage charter revenues	130,021	679	130,700

Voyage expenses and commission	63,445	1,408	64,853

Net income (loss)	25,663	(729)	24,934

Basic and diluted income (loss) per share	$0.18	$(0.01)	$0.17

Condensed Consolidated Statements of Cash Flows

	For the six months ended June 30, 2018
(in thousands of $)	As Reported	Adjustments for ASC 606	Balance without ASC 606
Net income (loss)	25,663	(729)	24,934
Change in operating assets and liabilities, other	36,534	729	37,263
Net cash provided by operating activities	62,197	—	62,197

Certain voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. In the six months ended June 30, 2018, we amortized an aggregate of $4.9 million of capitalized voyage expenses, or contract assets classified as other current assets. No impairment losses were recognized in the period.

In accordance with ASC 606, we have applied the practical expedient not to disclose the remaining performance obligations of a contract given that the original expected contract duration is less than one year.

In accordance with ASC 606, we have applied the available exemptions not to disclose the nature of performance obligations and the remaining duration of performance obligations.

In January 2016, the FASB issued ASU 2016-01 Financial instruments - Overall (Subtopic 825-10) - Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments in this update also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the amendments in this update eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities and the requirement for to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities. As a result of the adoption of the standard, we present the change in the fair value of our marketable equity securities in our consolidated statements of operations. In our opening balance at January 1, 2018, we recognized a decrease of $5.3 million in the accumulated deficit, and recognized a mark to market loss of $0.6 million in the consolidated statement of operations in relation to the movement in the fair value of our marketable securities in the first six months of 2018.

In August 2016, the FASB issued ASU No. 2016-15, Statement of cash flows (Topic 230): Classification of certain cash receipts and cash payments. This ASU addresses the following eight specific cash flow issues: Debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. The amendments in this Update were applied using a retrospective transition method to each period presented. Other than presentation of certain distributions from equity method investments, previously presented as cash provided by investing activities, of $1.1 million and $0.3 million during the six months ended June 30, 2018 and 2017, respectively, and currently presented as cash provided by operating activities, the adoption of this Update did not have a significant impact on these condensed consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of cash flows (Topic 230): Restricted Cash. The new standard requires that the statement of cash flows explains the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The amendments in this Update were applied using a retrospective transition method to each period presented. As a result of the adoption of the standard, we have classified restricted cash as a component of cash, cash equivalents and restricted cash in the consolidated statements of cash flows for all periods presented. In our beginning of period 2018 and 2017 balances, restricted cash of $63.0 million and $54.1 million, respectively, have been aggregated with cash and cash equivalents in the beginning of period line items at the bottom of the statements of cash flows for each period presented. Also as a result of the updated presentation requirements, in the six months ended June 30, 2017, net cash used in investing activities increased by $10.3 million. Refer also to "Note 6 Cash, cash equivalents and restricted cash" for the reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

In May 2017, the FASB issued ASU 2017-09, Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting. The update provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The amendments in this Update did not have a material impact on our consolidated financial statements and related disclosures upon adoption.